Revenue - Contract costs (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization	$ 0.1	$ 0.2
Other Noncurrent Assets
Capitalized Contract Cost [Line Items]
Capitalized contract cost	$ 3.4	$ 3.4